Apr. 03, 2017

Ivy Funds

Supplement dated September 18, 2017 to the

Ivy Crossover Credit Fund Prospectus

dated April 3, 2017

as supplemented July 28, 2017 and August 18, 2017

Effective immediately, the following replaces the “Example” section for Ivy Crossover Credit Fund on pages 3-4:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$662	$878
Class E Shares	346	558
Class I Shares	66	249
Class N Shares	66	217
Class R Shares	143	449
Class Y Shares	92	326

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$662	$878
Class E Shares	346	558
Class I Shares	66	249
Class N Shares	66	217
Class R Shares	143	449
Class Y Shares	92	326